FAIR VALUE PRESENTATION (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
The Company's assets and liabilities that are measured at fair value as of June 30, 2017 and December 31, 2016 are classified in the tables below in one of the three categories described in note 2c above:

	June 30, 2017
	Level 1	Level 2	Total
Marketable securities	$973	$41,148	$42,121
Currency options designated as hedging instruments	-	$25	$25

	December 31, 2016
	Level 1	Level 2	Total
Marketable securities	$957	$60,240	$61,197
Currency options designated as hedging instruments	-	$2	$2